Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Research and Development Expense	$ 2,183,349	$ 3,020,432	$ 5,712,733	$ 5,752,597
Unrecognized Tax Benefits	0		0		$ 0
General and administrative expenses
Summary of Significant Accounting Policies [Line Items]
Depreciation	0	2,096	$ 0	5,013
Patents
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			22 years
Amortization of Intangible Assets	$ 1,048	$ 946	$ 2,082	$ 1,908